Fair value measurements	6 Months Ended	12 Months Ended
	Jul. 03, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements
5. Fair value measurements
Our process for determining fair value has not changed from that described in the Company’s 2020 Annual Report on Form
10-K.
There were no assets measured at fair value on a recurring basis and there were no liabilities valued at fair value using Level 1 inputs. The following table provides information for liabilities measured at fair value on a recurring basis using Level 2 and Level 3 inputs:

	July 3, 2021			December 31, 2020
	Total	Level 2	Level 3	Total	Level 2	Level 3
Interest rate swap	$292	$292	$—	$1,602	$1,602	$—
Current portion of contingent consideration	13,220	—	13,220	—	—	—
Long-term contingent consideration, less current portion	30,421	—	30,421	—	—	—
Management incentive plan and liability-classified awards	—	—	—	40,303	—	40,303
Equity Participation Right	—	—	—	6,101	—	6,101

Total liabilities	$43,933	$292	$43,641	$48,006	$1,602	$46,404

Interest rate swap
The Company values interest rate swaps using discounted cash flows. Forward curves and volatility levels are used to estimate future cash flows that are not certain. These are determined using observable market inputs when available and based on estimates when not available. The fair value of the swap was recorded in the Company’s consolidated balance sheets within accrued liabilities. Changes in fair value are recognized as interest expense (income) within the consolidated statements of operations and comprehensive (loss) income.

Contingent consideration
The Company initially values contingent consideration related to business combinations using a probability-weighted calculation of potential payment scenarios discounted at rates reflective of the risks associated with the expected future cash flows. Key assumptions used to estimate the fair value of contingent consideration include revenue and the probability of achieving the specific targets as discussed in
Note 3. Business combinations and investments
. After the initial valuation, the Company will use its best estimate to measure contingent consideration related to the Bioness Acquisition at each subsequent reporting period using the following unobservable Level 3 inputs:

	Valuation Technique	Unobservable inputs	Range
Bioness contingent consideration	Discounted cash flow	Payment discount rate	5.0% - 6.8%
		Payment period	2021 - 2025
The contingent consideration reported in the above table resulted from the March 30, 2021 Bioness acquisition, which is adjusted on a monthly basis based upon the passage of time or success or failure of achieving certain milestones. Refer to
Note 3. Business combinations and investments
for further details. Changes in contingent consideration related to the Bioness acquisition totaled $641 for the three and six months ended July 3, 2021, which were recorded as the change in fair value of contingent consideration within the consolidated statements of operations and comprehensive (loss) income.
Management incentive plan (MIP) and liability-classified awards
BV LLC had operated two equity-based compensation plans, the management incentive plan (MIP) and the BV LLC Phantom Profits Interest Plan (Phantom Plan and, together with the MIP, the Plans), which were terminated on February 11, 2021 in connection with the Company’s IPO. Awards granted under the MIP Plan and the 2015 Phantom Units were liability-classified and the 2012 Phantom Units were equity-classified. Prior to the IPO and during the six months ended July 3, 2021, the Company settled the remaining 183,078 units with the sole MIP awardee for $10,802. No awards under the Plans were granted post-IPO
and the Phantom Plan awards will be settled 12 months following the termination. Vested awardees whose BV LLC employment terminated prior to the IPO will have their awards settled for $10,875, which is included in accrued equity-based compensation on the consolidated condensed balance sheets. Awardees that were active BV LLC employees at the IPO will receive an aggregate of 798,422 shares of Class A common stock.
The following table provides a reconciliation of the beginning and ending balances for the MIP and liability-classified awards at fair value using significant unobservable inputs or Level 3:

Balance at December 31, 2020	$40,303
Change in fair value	(25,185)
Initial estimate (vesting)	829
Payments	(11,281)
Phantom plan conversion to Class A common stock	(4,666)

Balance at July 3, 2021	$—

Equity Participation Right (EPR) Unit
Prior to the IPO, the Continuing LLC owner owned the only EPR Unit and its only entitlement was 0.55% of available distributions arising from a distribution event such as the IPO. The EPR Unit was redeemed in exchange for $3,327 in connection with the IPO in February 2021, at which time the EPR ceased to exist and all entitlements ended. The revaluation for the EPR liability is recognized in interest (income) expense on the consolidated statements of operations and comprehensive (loss) income.

The following table provides a reconciliation of the beginning and ending balances for the EPR Unit at fair value using significant unobservable inputs Level 3:

Balance at December 31, 2020	$6,101
Change in fair value	(2,774)
Payment	(3,327)

Balance at July 3, 2021	$—

Bio Ventus LLC [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurements
7. Fair value measurements
As of December 31, 2020, there were no assets measured at fair value and there were no liabilities measured at fair value using Level 1 inputs. The following table provides information for liabilities measured at fair value on a recurring basis using Level 2 and Level 3 inputs.

	December 31, 2020			December 31, 2019
	Total	Level 2	Level 3	Level 3
Interest rate swap	$1,602	$1,602	$—	$—
Management incentive plan and liability-classified awards	40,303	—	40,303	40,802
Equity Participation Rights	6,101	—	6,101	5,457

Total liabilities	$48,006	$1,602	$46,404	$46,259

Interest rate swap
The Company values interest rate swaps using discounted cash flows. Forward curves and volatility levels are used to estimate future cash flows that are not certain. These are determined using observable market inputs when available and based on estimates when not available. The fair value of the swap was recorded in the Company’s consolidated balance sheets within accrued liabilities. Changes in fair value are recognized as interest expense within the consolidated statements of operations and comprehensive income (loss).
Management incentive plan and liability-classified awards
Prior to the IPO, the Company had operated two-equity-based compensation plans, the Management Incentive Plan (MIP) and the Phantom Profits Interest Plan (Phantom Plan). The estimated fair value reflects assumptions made by management as of December 31, 2020, including the impact of COVID-19 on significant unobservable assumptions, such as the expected timing and volume of elective procedures and the impact of these procedures on future revenues which impact the equity value. However, the actual amount ultimately paid could be higher or lower than the fair value. The Company has classified $11,054 as accrued equity-based compensation and $29,249 as accrued equity-based compensation, less current portion as of December 31, 2020. Any changes in fair value are recorded as an operating expense and included within selling, general administrative expense and research and development expense on the consolidated statement of operations and comprehensive income (loss) based upon the classification of the employee.
The following table provides a reconciliation of the beginning and ending balances for the MIP and liability-classified awards at fair value using significant unobservable inputs or Level 3:

Balance at December 31, 2018	$33,063
Initial estimate (vesting)	5,464
Forfeitures	(1,013)
Change in fair value	6,290
Payment	(3,002)

Balance at December 31, 2019	40,802
Initial estimate (vesting)	4,734
Forfeitures	(1,298)
Change in fair value	6,641
Payment	(10,576)

Balance at December 31, 2020	$40,303

In June 2020, the sole MIP awardee exercised the right to force a cash settlement for 150,252 of the 333,330 vested units resulting in a payment of $6,329. The remaining 183,078 units were settled for $10,802 in February 2021.
EPR Unit
Prior to the IPO, after which the EPR ceased to exist and all entitlements ended, the Continuing LLC owners owned the only EPR Unit and its only entitlement was 0.55% of available distributions arising from a Distribution Event. The estimated fair value reflects assumptions made by management as of December 31, 2020, including potential payment scenarios discounted at rates reflective of the risks associated with the expected future cash flows. The fair value of the EPR Unit was recorded in the Company’s consolidated balance sheets as other long-term liabilities. The revaluation for the EPR liability is recognized in interest expense on the consolidated statements of operations and comprehensive income (loss).
The following table provides a reconciliation of the beginning and ending balances for the EPR Unit at fair value using significant unobservable inputs Level 3:

Balance at December 31, 2018	$4,892
Change in fair value	565

Balance at December 31, 2019	5,457
Change in fair value	644

Balance at December 31, 2020	$6,101

The Company estimated the fair value of the Plans and EPR Unit using a Monte Carlo simulation. This fair value measurement is based on significant inputs that are unobservable in the market, and thus represents a Level 3 measurement. The key assumptions used in applying the valuation model include the Company’s equity value, the expected timing until a liquidity event, applicable discount rates applied, and equity volatility. In addition, for the EPR Unit, the estimated accrued preferred distribution at the liquidity event date totaling $43,854 as of December 31, 2020 as it is senior in order of payment. Significant changes in these assumptions could result in a significantly higher or lower fair value.
The following table provides a range of key assumptions used within the valuation of the awards as of December 31, 2020:

Valuation technique	Unobservable inputs	Range	Weighted Average
Option pricing approach	Time to liquidity event	0.4	0.4
	Risk free rate	0.10%	0.10%
	Equality volatility	35.13% - 101.25%	50.0%
	Equity value	$1,065,000 - $1,240,000	$1,145,000
	Lack of marketability discount	7.0%	7.0%